Note 11 - Debt and Acquisition Payable	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Debt Disclosure [Text Block]
11. Debt and Acquisition Payable

Credit Facilities

October 2012 Facility

On October 16, 2012, HOI terminated the December 2010 Facility and entered into a new five-year senior secured revolving credit facility in an amount of $200.0 million, or the October 2012 Facility. All amounts outstanding under the December 2010 Credit Facility, which was $30.0 million, was repaid in full using borrowings available under the October 2012 Facility. The October 2012 Facility permits the issuance of letters of credit of up to $20.0 million and swing line loans of up to $10.0 million to fund working capital needs.  Loans drawn under the October 2012 Facility are payable in a single maturity on October 16, 2017.

Each of the Loan Obligors is a guarantor of HOI’s obligations under the October 2012 Facility. Loans drawn under the October 2012 Facility are secured by a perfected first priority security interest in all of the capital stock of HOI and its domestic subsidiaries, and substantially all of each Loan Obligor’s tangible and intangible assets, including intellectual property.

At our option, amounts outstanding under the October 2012 Facility accrue interest at a rate equal to either (i) the British Bankers Association LIBOR Rate, or BBA LIBOR, plus a margin of between 1.75% and 2.25% per annum (depending on our funded debt to EBITDA, as defined in the October 2012 Facility, ratio) or (ii) a fluctuating base rate tied to the federal funds rate, the administrative agent’s prime rate and BBA LIBOR, subject to a minimum of 2%. Interest is payable on the last day of each interest period selected by us under the October 2012 Facility and, in any event, at least quarterly.  We pay a commitment fee ranging from 0.25% and 0.375% on the daily average undrawn portion of revolving commitments under the October 2012 Facility, which accrues and is payable quarterly in arrears.

The October 2012 Facility contains certain affirmative covenants, including covenants to furnish the lenders with financial statements and other financial information and to provide the lenders notice of material events and information regarding collateral. The October 2012 Facility also contains certain negative covenants that, among other things, restrict our ability, subject to certain exceptions, to incur additional indebtedness, grant liens on our assets, undergo fundamental changes, make investments, sell assets, make restricted payments, change the nature of our business and engage in transactions with our affiliates. Acceleration of repayment of the October 2012 Facility could also occur upon a change of control or if we experience a material adverse change in our operations, condition or prospects. In addition, the October 2012 Facility contains certain financial covenants that require us to maintain EBITDA, as defined in the October 2012 Facility, on a consolidated basis for the prior four fiscal quarters of at least $50.0 million, a debt to EBITDA ratio of 2.50 to 1.00 or less, and a fixed charge coverage ratio of at least 1.25 to 1.00.  We were in compliance with each of the applicable debt covenants in the October 2012 Facility, as amended, as of December 31, 2014.

We incurred financing costs of $0.3 million and $1.6 million during the years ended December 31, 2013 and 2012, respectively, relating to the October 2012 Facility. These financing costs are included in deferred costs on the accompanying consolidated balance sheets.  As of December 31, 2014, we had $94.0 million outstanding under the October 2012 Facility at a weighted average interest rate of 2.42%.

Subsequent Event

We amended the October 2012 Facility in February 2015, or the February 2015 Amendment, which modified certain of the financial covenants and other terms of the agreement as follows:

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reduce the revolving credit facility to $140.0 million, with $35.0 million of such facility reserved only for the resolution of the certain regulatory matters, as defined.  The revolving credit facility subsequently reduces to $130.0 million and $120.0 million as of December 31, 2015 and 2016, respectively;

●	maintain a debt to consolidated EBITDA ratio of 2.75 to 1.00 or less for the evaluation periods from March 31, 2015 through September 30, 2016, and of 2.50 to 1.00 or less thereafter;
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requires us to maintain  consolidated EBITDA, as defined in the October 2012 Facility, as amended, on a consolidated basis for the prior four fiscal quarters of at least the following amounts (i) $45.0 million as of March 31, 2015 and June 30, 2015, (ii) $40.0 million as of September 30, 2015 and December 31, 2015, and (iii) $35 million as of March 31, 2016 and all future evaluation periods;

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allow, at our option, amounts outstanding under the October 2012 Facility to accrue interest at a rate equal to either (i) the London Interbank Offered Rate, or LIBOR, plus a margin of 4% or (ii) a fluctuating base rate tied to the federal funds rate, the administrative agent's prime rate and LIBOR, plus a margin of 3%;

●	allow for the payment of up to $75 million related to the settlement of certain regulatory matters, as defined;
●	allow for the exclusion from the computation of consolidated EBITDA of up to $75 million of income statement charges related to certain regulatory matters, as defined;
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automatically and permanently reduce the revolving credit facility, dollar for dollar up to a maximum reduction in the revolving credit facility of $20.0 million, to the extent that the loss related to those certain regulatory matters is less than $70.0 million.

In connection with the February 2015 Amendment, we paid down the outstanding balance of the October 2012 Facility by $35 million and incurred financing costs of approximately $4.4 million in February 2015.